As filed with the Securities and Exchange Commission on August 15, 2012

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

Pre-Effective Amendment No. ____   [_]

Post-Effective Amendment No. 90      [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 92                        [X]

(Check appropriate box or boxes)

NORTHERN FUNDS

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Diana E. McCarthy	Craig R. Carberry, Secretary
Drinker Biddle & Reath LLP	The Northern Trust Company
One Logan Square	50 South LaSalle Street
Suite 2000	Chicago, IL 60603
Philadelphia, PA 19103

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

[X] immediately upon filing pursuant to paragraph (b)

[  ] on (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] On (date) pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 90 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 90 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 15th day of August, 2012.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 90 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund	President (Principal Executive Officer)	August 15, 2012
Lloyd A. Wennlund

/s/ Randal Rein	Treasurer	August 15, 2012
Randal Rein	(Principal Financial Officer and Principal Accounting Officer)

/s/ William L. Bax	Trustee	August 15, 2012
William L. Bax	Multi-Manager Funds

/s/ Edward J. Condon, Jr.	Trustee	August 15, 2012
Edward J. Condon, Jr.	Multi-Manager Funds

/s/ Sharon Gist Gilliam	Trustee	August 15, 2012
Sharon Gist Gilliam	Multi-Manager Funds

/s/ Sandra Polk Guthman	Trustee	August 15, 2012
Sandra Polk Guthman	Multi-Manager Funds

/s/ Michael H. Moskow	Trustee	August 15, 2012
Michael H. Moskow	Multi-Manager Funds

/s/ Richard P. Strubel	Trustee	August 15, 2012
Richard P. Strubel	Multi-Manager Funds

/s/ Casey J. Sylla	Trustee	August 15, 2012
Casey J. Sylla	Multi-Manager Funds

Exhibit Index

Exhibit No.	Description

EX-101. INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase